Organization (Tables)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of variable interest entities
Entity	Date of incorporation/ Acquisition	Place of incorporation	Percentage of direct or indirect ownership by the Company	Principal activities
			Direct
Subsidiaries:

BORQS International	July 27, 2007	Cayman	100%	Holding company
BORQS Hong Kong Limited (“Borqs HK”)	July 19, 2007	Hong Kong	100%	Provision of software and service solutions and hardware products sales
BORQS Beijing Ltd. (“Borqs Beijing”)	September 4, 2007	PRC	100%	Provision of software and service solutions and hardware products sales
BORQS Software Solutions Private Limited (“Borqs India”)	July 17, 2009	India	100%	Provision of software and service solutions

Schedule of consolidated VIEs and discontinued operation disclosures
The period starting from January 1 to October 29,
2020
$
Net revenues	29,023
Cost of revenues	(21,637)

Total gross profit	7,386

Operating expenses:
Sales and marketing expenses	(4,598)
General and administrative expenses	(540)
Research and development expenses	(938)

Total operating expenses	(6,076)

Operating (loss) income	1,310

Interest income, net	4
Other (expense) income, net	(12)

(Loss) income from discontinued operation, before income taxes	1,302

Income tax benefit (expense)	-

(Loss) income from discontinued operations	1,302

Less: net income (loss) attributable to noncontrolling interest	-

Net (loss) income attributable to Borqs Technologies, Inc.	1,302

	For the years ended December 31,
	2021	2022
	$	$
Net revenues	-	4,034
Cost of revenues	-	(8,160)

Total gross profit	-	(4,126)

Operating expenses:
Sales and marketing expenses	(51)	(142)
General and administrative expenses	(1,066)	(4,044)

Total operating expenses	(1,117)	(4,186)

Operating loss	(1,117)	(8,312)

Interest expense, net	(275)	(343)
Other expense	-	(1,261)

Loss from discontinued operation, before income taxes	(1,392)	(9,916)

Income tax benefit (expense)	-	-

Loss from discontinued operations	(1,392)	(9,916)

Schedule of consolidated VIEs and cash flow disclosures
The period starting from January 1 to October 29,
2020
$
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	1,302
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Impairment of doubtful debt	(300)
MNVO BU management compensation	-
Deferred income tax benefits	-
Changes in operating assets and liabilities	(2,557)

Net cash used in operating activities	(1,555)

CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(37)
Purchases of intangible assets	(355)
Proceeds from disposal of non-controlling interest	-
Payments to acquiring non-controlling interest	-

Net cash provided by (used in) investing activities	(392)

CASH FLOWS FROM FINANCING ACTIVITIES
Repayments of short-term bank and other borrowings	-

Net cash generated from (used in) financing activities	-

Effect of foreign exchange rate changes on cash and short-term investment	38

Net change in cash and cash equivalents and restricted cash	(1,910)

Cash and cash equivalents and restricted cash at beginning of year	2,296

Cash and cash equivalents and restricted cash at end of year	386

	For the years ended December 31,
	2021	2022
	$	$
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	(1,392)	(9,916)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	102	479
Changes in operating assets and liabilities	(343)	7,489

Net cash used in operating activities	(1,633)	(1,948)

CASH FLOWS FROM INVESTING ACTIVITIES

Purchases of property and equipment	-	(66)

Net cash used in investing activities	-	(66)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shareholders	3,547	1,487
Proceeds from short-term and other borrowings	200	155
Repayments of short-term and other borrowings	(527)	(218)
Proceeds from long-term and other borrowings	-	112
Repayments of long-term and other borrowings	(111)	(2)

Net cash generated from financing activities	3,109	1,534

Net increase (decrease) in cash and cash equivalents and restricted cash	1,476	(480)

Cash and cash equivalents and restricted cash at beginning of year	121	1,597

Cash and cash equivalents and restricted cash at end of year	1,597	1,117

Schedule of financial information of HHE classified as discontinued operations
	As of December 31,
	2021	2022 Deconsolidation Date
Carrying amounts of major classes of assets included as part of the assets held for sale	$	$
Cash and cash equivalents	1,597	1,117
Inventories, net	430	973
Prepaid expenses and other current assets, net	193	31

Current assets held for sale	2,220	2,121

Property and equipment, net	9	45
Intangible assets, net	4,399	3,949
Goodwill	12,208	12,208
Contract assets	1,485	-

Non-current assets held for sale	18,101	16,202
Total assets of HHE classified as held for sale	20,321	18,323

Carrying amounts of major classes of liabilities included as part of liabilities held for sale
Accounts payable	754	1,755
Accrued expenses and other payables	287	218
Contract liabilities - current	1,095	6,567
Amount due to related parties	20	-
Short-term borrowings	914	851

Current liabilities held for sale	3,070	9,391

Long-term borrowings	661	472
Deferred tax liabilities	1,143	1,143

Non-current liabilities held for sale	1,804	1,615
Total liabilities of HHE classified as held for sale	4,874	11,006